Long-Term Debt (Narrative IV) (Details Narrative) $ in Thousands	1 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended				13 Months Ended
	Jan. 19, 2022 USD ($)	Feb. 10, 2020 USD ($)	May 24, 2019 USD ($)	Sep. 04, 2019 USD ($)	Oct. 03, 2019 USD ($)	Sep. 23, 2019 USD ($)	Oct. 31, 2017 USD ($)	Dec. 10, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 20, 2021 USD ($)	May 23, 2019 USD ($)
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit									$ 76,000	$ 60,000	$ 744,506
Repayments of Debt									$ (0)	276,671	152,862
Line of Credit Facility, Interest Rate Description									1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate									0.64%
Number of vessels secured to notes									68
Fees and related costs deferred									$ 1,140	9,655
Amortization of Debt Issuance Costs									$ 5,526	11,233	8,279
Debt Instrument, Covenant Description									Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied
Debt Instrument, Covenant Compliance									As of December 31, 2023, and December 31, 2022, the Company was in compliance with its debt covenants
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											191
$54.0 Million Sale and Leaseback agreement - CMBFL [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											945
Senior Secured Notes 2027 A [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred										7,409
9.875 % First Priority Secured Notes Due 2022 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									9.875%
Debt Instrument, Issuance Date									Oct. 31, 2017
Debt Instrument, Face Amount									$ 360,000
Debt Instrument, Maturity Date									Nov. 15, 2022
Proceeds from Issuance of Secured Debt							$ 356,400
Debt Instrument, Frequency of Periodic Payment									Interest on the 2022 Notes was payable semi-annually on May 15 and November 15 of each year
Debt Instrument, Date of First Required Payment									May 15, 2018
Number of vessels secured to notes									16
Number of vessels owned									16
Debt Instrument, Repurchased Face Amount		$ 46,000										$ 15,287	$ 233,436
Debt Instrument, Repurchase Amount		$ 48,271											$ 239,200
Debt Instrument, Repurchase Price Percentage		104.938%
Debt Instrument, Redemption Price, Percentage												98.98%	102.469%
Gain (Loss) on Extinguishment of Debt											10,642
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument									September 19, 2019
Proceeds from Lines of Credit						$ 38,500
Description of Scope									in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility
Line of Credit Facility, Expiration Date									Sep. 24, 2024
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Repayment installments									1
Repayments of Debt	$ 26,205										12,295
Fees on repayments of debt	$ 3,968										1,618
Long-Term Debt, Gross									$ 0
$59.0 Million Hellenic Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope									were used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi
Line of Credit Facility, Maximum Borrowing Capacity														$ 37,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche A [Member] | GSL Eleni [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit			$ 13,000
Repayment installments									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 450
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 4,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche B [Member] | GSL Grania [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit				$ 12,000
Repayment installments									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 4,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche C [Member] | GSL Kalliopi [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					$ 12,000
Repayment installments									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 4,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 22,000
Description of Scope									to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth
Repayment installments									20
Long-Term Debt, Gross										0
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 375
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 3,500
Issuance date of debt instrument									Dec. 10, 2019
Number of loan tranches									2
Line of Credit Facility, Interest Rate Description									LIBOR
Debt Instrument, Basis Spread on Variable Rate									3.90%
Prepayment date									June 24, 2022
$76.0 Million Macquarie Bank Limited Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred									$ 1,140
$268.0 Million Syndicated Senior Secured Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred										1,066
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred										$ 1,180
At Market Issuance Sales Agreement [Member] | 8% Senior Unsecured Notes Due 2024 [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											434
$236.2 Million Senior secured loan facility with Hayfin Capital Management, LLP [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											4,049
$51.7 Million Deutsche Bank AG Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											777
$64.2 Million Hamburg Commercial Bank AG Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											1,386
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											984
$12.0 Million Sinopac Capital International Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											252
$140.0 Million HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											2,852
$120.0 Million Sale and Leaseback agreements - CMBFL Four Vessels [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred											$ 1,920